Change in presentation currency (Tables)	12 Months Ended
Dec. 31, 2025
Change in presentation currency
Schedule of effects of the change in presentation currency

	December 31, 2024	December 31, 2024	January 1, 2024	January 1, 2024
	USD$	CAD$	USD$	CAD$
ASSETS
Current
Cash and cash equivalents	40,073	57,659	16,681	22,067
Short-term investments	8,475	12,195	13,246	17,520
Sales tax, interest and other receivables	435	626	441	583
Prepaid expenses and deposits	1,760	2,532	112	148
Derivative financial instruments, net	—	—	3	4
Total current assets	50,743	73,012	30,483	40,322
Property and equipment	4	5	15	19
Assets held for sale
Intangible asset	—	—	2,961	3,916
Investments	—	—	31	41
	4	5	3,007	3,976
TOTAL ASSETS	50,747	73,017	33,490	44,298

LIABILITIES
Accounts payable and accrued liabilities	3,583	5,155	2,734	3,624
Total current liabilities	3,583	5,155	2,734	3,624
Total liabilities TOTAL LIABILITIES	3,583	5,155	2,734	3,624

SHAREHOLDERS’ EQUITY
Common Shares	78,131	105,729	47,335	61,916
Pre-Funded Warrants	19,967	27,622	13,050	17,772
Contributed surplus	7,900	10,329	6,472	8,503
Accumulated deficit	(57,097)	(75,601)	(36,463)	(47,502)
Accumulated other comprehensive income/(loss)	(1,737)	(217)	362	(15)
Total shareholders’ equity	47,164	67,862	30,756	40,674
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY SHAREHOLDERS’ EQUITY	50,747	73,017	33,490	44,298

	December 31, 2024	December 31, 2024
	USD$	CAD$
Research and development expenses	14,359	19,603
General and administrative expenses	6,039	8,205
LOSS FROM OPERATING ACTIVITIES	(20,398)	(27,808)
OTHER INCOME AND EXPENSES
Finance income	1,003	1,371
Impairment of intangible asset	(2,905)	(3,961)
Loss on derivative financial instruments	(3)	(2)
Foreign exchange gain	1,669	2,301
NET LOSS FOR THE YEAR	(20,634)	(28,099)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(2,099)	(202)
TOTAL COMPREHENSIVE LOSS	(22,733)	(28,301)